RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Short-term employee benefits (salary, bonus, etc.)	$ 4,052	$ 13,787	$ 2,127
Termination benefits	152		49
Share-based payment compensation	1,600	590
Total	$ 5,804	$ 1,968	$ 2,176